Financial Instruments and Risk Management - Summary of Assets and Liabilities Measured at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	£ 264	£ 135
Assets	797	765
Assets at fair value	1,061	900
Liabilities	319	468
Liabilities at fair value	319	468
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	171	78
Assets at fair value	171	78
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets at fair value	797	765
Liabilities at fair value	319	468
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Investments held at fair value	93	57
Assets at fair value	93	57
Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	65	180
Liabilities	53	255
Interest Rate Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	65	180
Liabilities	53	255
Cross-currency Swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	444	305
Liabilities		84
Cross-currency Swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	444	305
Liabilities		84
Forward Foreign Currency Contracts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	288	280
Liabilities	266	129
Forward Foreign Currency Contracts | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	288	280
Liabilities	£ 266	£ 129